Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Consolidated Statements of Operations) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales	$ (5,237)	[1]	$ (5,346)	[1]	$ (4,750)	[1]
Gross profit	1,181	[1]	1,417	[1]	1,168	[1]
Selling, general and administrative expenses	(830)	[1]	(805)	[1]	(598)	[1]
Research and development expenses	(104)	[1]	(98)	[1]	(70)
Operating profit (loss)	175	[1]	402	[1]	398	[1]
Earnings (loss) from continuing operations before tax	321	[1]	467	[1]	433	[1]
Income tax (provision) benefit	55	[1]	(41)	[1]	(72)	[1]
Earnings (loss) from continuing operations	376	[1]	426	[1]	361	[1]
Net earnings (loss)	372	[1]	427	[1]	312	[1]
Net earnings (loss) attributable to Celanese Corporation	372	[1]	427	[1]	312	[1]
Net earnings (loss) available to common stockholders	372	[1]	427	[1]	309	[1]
Earnings (loss) per common share - basic
Continuing operations	$ 2.37	[1]	$ 2.72	[1]	$ 2.31	[1]
Discontinued operations	$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - basic	$ 2.35	[1]	$ 2.73	[1]	$ 2.00	[1]
Earnings (loss) per common share - diluted
Continuing operations	$ 2.35	[1]	$ 2.68	[1]	$ 2.28	[1]
Discontinued operations	$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - diluted	$ 2.33	[1]	$ 2.69	[1]	$ 1.97	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales	(5,226)		(5,329)		(4,738)
Gross profit	1,192		1,434		1,180
Selling, general and administrative expenses	(507)		(536)		(505)
Research and development expenses	(102)		(96)		(70)
Operating profit (loss)	511		690		503
Earnings (loss) from continuing operations before tax	657		755		538
Income tax (provision) benefit	(48)		(149)		(112)
Earnings (loss) from continuing operations	609		606		426
Net earnings (loss)	605		607		377
Net earnings (loss) attributable to Celanese Corporation	605		607		377
Net earnings (loss) available to common stockholders	605		607		374
Earnings (loss) per common share - basic
Continuing operations	$ 3.84		$ 3.88		$ 2.73
Discontinued operations	$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - basic	$ 3.82		$ 3.89		$ 2.42
Earnings (loss) per common share - diluted
Continuing operations	$ 3.81		$ 3.81		$ 2.69
Discontinued operations	$ (0.02)		$ 0.01		$ (0.31)
Net earnings (loss) - diluted	$ 3.79		$ 3.82		$ 2.38
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of sales	(11)		(17)		(12)
Gross profit	(11)		(17)		(12)
Selling, general and administrative expenses	(323)		(269)		(93)
Research and development expenses	(2)		(2)		0
Operating profit (loss)	(336)		(288)		(105)
Earnings (loss) from continuing operations before tax	(336)		(288)		(105)
Income tax (provision) benefit	103		108		40
Earnings (loss) from continuing operations	(233)		(180)		(65)
Net earnings (loss)	(233)		(180)		(65)
Net earnings (loss) attributable to Celanese Corporation	(233)		(180)		(65)
Net earnings (loss) available to common stockholders	$ (233)		$ (180)		$ (65)
Earnings (loss) per common share - basic
Continuing operations	$ (1.47)		$ (1.16)		$ (0.42)
Discontinued operations	$ 0		$ 0		$ 0
Net earnings (loss) - basic	$ (1.47)		$ (1.16)		$ (0.42)
Earnings (loss) per common share - diluted
Continuing operations	$ (1.46)		$ (1.13)		$ (0.41)
Discontinued operations	$ 0		$ 0		$ 0
Net earnings (loss) - diluted	$ (1.46)		$ (1.13)		$ (0.41)

[1]	As Adjusted (Note 2)